Other Liabilities And Provisions (Schedule Of Expected Future Payments And Sublease Recoveries) (Details) - Bow Office Building [Member] $ in Millions	Dec. 31, 2015 USD ($)
Other Liabilities And Provisions [Line Items]
Expected future payments, year one	$ 68
Expected future payments, year two	68
Expected future payments, year three	69
Expected future payments, year four	69
Expected future payments, year five	70
Expected future payments, Thereafter	1,315
Expected future payments, Total	1,659
Sublease recoveries, year one	(34)
Sublease recoveries, year two	(34)
Sublease recoveries, year three	(34)
Sublease recoveries, year four	(34)
Sublease recoveries, year five	(34)
Sublease recoveries, Thereafter	(646)
Sublease recoveries, Total	$ (816)